REVENUE (Tables)	9 Months Ended
Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Schedule of timing of revenue recognition

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Services and products transferred at a point in time	$11,962	$32,168	$21,777	$796,716
Services and products transferred over time	18,709	49,903	34,062	1,235,957
Total revenue	$30,671	$82,071	$55,839	$2,032,673

Schedule of revenue by source

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Products	$–	$71,886	$–	$329,400
Services	30,671	10,185	55,839	1,073,273
Total revenue	$30,671	$82,071	$55,839	$2,032,673

Schedule of revenue by geographic destination

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
North America	$30,671	$74,586	$52,868	$449,238
United Kingdom	–	7,485	–	1,397,152
Rest of world	–	–	2,971	186,283
Total revenue	$30,671	$82,071	$55,839	$2,032,673